Note 16 - Stock-based Compensation (Details) (USD $)	12 Months Ended			1 Months Ended						1 Months Ended			12 Months Ended		0 Months Ended			1 Months Ended		0 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended					0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 25, 2013 Vested at Grant [Member] Stock Incentive Plan [Member] Chief Executive Officer [Member]	Feb. 25, 2013 Options Vesting Upon Company Completing $5.0 Million Gross Proceeds [Member] Stock Incentive Plan [Member] Chief Executive Officer [Member]	Feb. 25, 2013 Options Vesting Upon Company Completing $1.0 Million Gross Proceeds [Member] Stock Incentive Plan [Member] Chief Executive Officer [Member]	Feb. 25, 2013 Options Vesting Upon Company Completing $1.0 Million Gross Proceeds [Member] Stock Incentive Plan [Member] Minimum [Member] Chief Executive Officer [Member]	Nov. 06, 2012 Upon Events Tied To Clinical Trial Plan for DermaPACE Device [Member] Severance Agreement with Mr. Cashman [Member] Vesting in Increments [Member]	Nov. 06, 2012 Upon Events Tied To Clinical Trial Plan for DermaPACE Device [Member] Severance Agreement with Mr. Cashman [Member]	Feb. 25, 2013 Upon Events Tied To Clinical Trial Plan for DermaPACE Device [Member] Stock Incentive Plan [Member] Chief Executive Officer [Member]	Feb. 25, 2013 Upon Achieveing All Milestones During Initial Two Year Term and the Term is Not Extended by Company [Member] Stock Incentive Plan [Member] Chief Executive Officer [Member]	Nov. 30, 2010 Employee Stock Option [Member] Stock Incentive Plan [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Nov. 06, 2012 Consideration for Provision of Advisory Services [Member] Severance Agreement with Mr. Cashman [Member]	Nov. 06, 2012 Severance Agreement with Mr. Cashman [Member]	Sep. 03, 2013 Stock Incentive Plan [Member] New Member of Board of Directors [Member]	Feb. 21, 2013 Stock Incentive Plan [Member] Active Employees and Directors [Member]	Feb. 21, 2013 Stock Incentive Plan [Member] Each Member of Medical Advisory Board [Member]	Mar. 08, 2012 Stock Incentive Plan [Member] Each Member of Medical Advisory Board [Member]	Feb. 21, 2013 Stock Incentive Plan [Member] Members of Medical Advisory Board [Member]	Feb. 25, 2013 Stock Incentive Plan [Member] Chief Executive Officer [Member]	Dec. 31, 2013 Stock Incentive Plan [Member]	Dec. 31, 2012 Stock Incentive Plan [Member]	Feb. 21, 2013 Stock Incentive Plan [Member]	Feb. 25, 2013 Stock Incentive Plan [Member] Minimum [Member] Chief Executive Officer [Member]	Dec. 31, 2013 Stock Incentive Plan [Member] Minimum [Member]	Dec. 31, 2012 Stock Incentive Plan [Member] Minimum [Member]	Dec. 31, 2013 Stock Incentive Plan [Member] Maximum [Member]	Dec. 31, 2012 Stock Incentive Plan [Member] Maximum [Member]	Mar. 08, 2012 Members of Medical Advisory Board [Member]
Note 16 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years											3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period												10 years					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)																								5,000,000	8,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	4,693,644	1,150,000													50,000	1,000,000	100,000	2,243,644	50,000	50,000		2,250,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.36	$ 0.23													$ 0.21	$ 0.21	$ 0.65	$ 0.35	$ 0.35	$ 0.44		$ 0.35				$ 0.35
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value																$ 0.15	$ 0.60	$ 0.223	$ 0.64	$ 0.27		$ 0.207
Allocated Share-based Compensation Expense (in Dollars)													$ 792,160	$ 1,391,316		$ 160,500	$ 60,000	$ 499,621			$ 64,000	$ 465,000									$ 27,250
Share-Based Compensation Arrangement, By Share-Based Payment Award, Options, Cancel In Period (in Shares)	43,750																	1,113,644
Share Based Compensation Arrangement By Share Based Payment Award Options Cancelled In Period Weighted Average Exercise Price Per Share	$ 2.87																	$ 2.92
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Options Vesting (in Shares)				375,000	375,000	375,000
Cash Receipt For Option Vesting Threshold (in Dollars)					5,000,000	1,000,000	250,000
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsVestedInPeriod (in Shares)										375,000	750,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in Shares)	1,667,886	1,901,722														600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number (in Shares)								100,000	400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.17	$ 2.25	$ 2.82																								$ 0.21	$ 0.44	$ 2.92	$ 4.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value (in Dollars)																							92,030
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)																							1,271,540	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value (in Dollars)																							$ 574,181	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term																							6 years 350 days	6 years 229 days